Commitments And Contingencies Liability for Unpaid Losses (FY) (Details) $ in Thousands	3 Months Ended
Dec. 31, 2017 USD ($)
Liability for Claims and Claims Adjustment Expense [Abstract]
Unpaid loss liability as of December 31, 2017	$ 4,339
Current year	452
Prior years	898
Total incurred	1,350
Current year	81
Prior years	725
Total paid	806
Unpaid loss liability as of December 31, 2017	$ 4,883